Investment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Investment Abstract
Assets related to investment	R$ 1,895,545	R$ 2,134,912
Current and noncurrent assets related to investment	254,727	388,082
Tangible and intangible assets related to investment	1,640,818	1,746,830
Liability and shareholders equity	1,895,545	2,134,912
Current and non current liabilities related to investments	736,516	755,882
Shareholders' equity	R$ 1,159,029	R$ 1,379,030
Company proportional interest	49.00%	49.00%
Adjustment to fair value	R$ 733,757	R$ 733,757
Investment cost	526,729	634,529
Fair value of investment	1,260,486	1,368,286
Net loss for the year	R$ (220,000)	R$ (167,145)
Net loss company's proportional interest percentage	49.00%	49.00%
Company's interest in the associated company's income (loss)	R$ (107,800)	R$ (82,526)